Income Taxes - Summary of Components of Provision for Income Taxes (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current					$ 0	$ 0
Deferred					0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0